COLUMBIA FUNDS SERIES TRUST
                            Columbia High Income Fund

                      Supplement dated July 15, 2008 to the
             Statement of Additional Information dated August 1, 2007



         Effective July 1, 2008, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund and Columbia Small Cap Growth Fund II (the "Funds") are no longer offered through this Statement of Additional Information. The Funds are currently being offered through Statements of Additional Information dated July 1, 2008.
































INT-50/154930-0708